FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liabilities	$2,030	$-	$-	$2,030

Schedule of Warrants and Conversion Options, Valuation Assumptions [Table Text Block]
	December 31, 2014	December 31, 2013

Dividend Yield	0.00%	0.00%
Volatility	78.94%	80.34% to 85.43%
Risk-free Interest Rate	0.07%	0.10% -1.71%
Term	0.66 – 0.68 years	0.90 – 3.5 years

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Balance-January 1, 2013	$10,964,006
Aggregate fair value of derivative instruments issued	3,053,272
Transfers out due to the expiration and modification of derivative aspect of financial instrument	(6,384,814)
Change in fair value of derivative liabilities	(7,630,434)
Balance – December 31, 2013	2,030
Change in fair value of derivative liabilities	(2,030)
Balance – December 31, 2014	$-